Other liabilities - Summary of Detailed Information About Other Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current
Employee benefits obligations		₨ 4,362		₨ 4,219
Statutory and other liabilities		12,757		8,751
Total non-current liabilities		17,119	$ 200	12,970
Current
Employee benefits obligations		16,001		16,057
Statutory and other liabilities	[1]	14,295		14,019
Advance from customers		790		1,192
Others	[1]	0		27
Current non-financial liabilities		31,086	$ 364	31,295
Total		₨ 48,205		₨ 44,265

[1]	₹ 744 has been reclassified from Others to Statutory and other liabilities for the year ended March 31, 2024.